Income Tax - Summary of Income Tax Recognized Directly in Equity (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Current and deferred tax relating to items charged or credited directly to equity [abstract]
Deferred income tax related to employee share options	$ (1,159)	$ (41)	$ 1,404	$ (1,099)